Pension and Other Post-Employment Benefits (Assumed Health Care Cost Trend Rates) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Compensation Plans [Abstract]
Health care cost trend rate for next year	7.41%	7.00%	7.31%
Rate to which the cost trend rate is assumed to decline (ultimate trend rate)	5.00%	4.59%	4.61%
Year that the rate reaches the ultimate trend rate	2026	2024	2026